Balance Sheet Disclosures (Details) - Schedule of accounts payable, accrued expenses, and other current liabilities - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of accounts payable, accrued expenses, and other current liabilities [Abstract]
Accounts payable	$ 3,065,862	$ 1,943,457	$ 513,610
Professional fees	230,127	319,590	233,667
Sales taxes	422,580	360,361	216,367
Compensation	1,217,392	1,123,467	311,379
Contractors	1,158,447	1,288,730	538,618
Settlements and legal	1,189,561	681,045	831,232
Other	179,372	346,870	543,703
Total accounts payable, accrued expenses, and other accrued liabilities	$ 7,463,341	$ 6,063,520	$ 3,188,576